Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 4,298	$ 2,244
Accrued employee expenses	10,088	6,586
Other accrued liabilities	8,769	3,821
Accounts payable and accrued expenses	$ 23,155	$ 12,651